Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
Product Information [Line Items]
Net Income (Loss) Attributable to Parent	$ 13,669,000	$ 18,675,000		$ 12,869,000		$ 4,960,000
Net Cash Provided by (Used in) Operating Activities	8,589,000	$ 11,733,000		1,612,000		3,841,000
Working capital.	2,242,000						$ 3,063,000
Cash and Cash Equivalents, at Carrying Value	$ 4,040,000			1,694,000			$ 5,519,000
Foreign Currency Transactions, Description	SGD1.00 = USD0.7320	SGD1.00 = USD0.7320
Provident fund	$ 274,000	$ 205,000	$ 160,000	211,000	$ 166,000	229,000
Dilutive securities		$ 0		$ 0		$ 0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Minimum [Member]
Product Information [Line Items]
Intangible asset useful life	3 years						3 years
Maximum [Member]
Product Information [Line Items]
Intangible asset useful life	5 years						5 years